Submission	Oct. 06, 2026
Submission [Line Items]
Central Index Key	0002134688
Registrant Name	Sysco Holdings Corp
Registration File Number	333-297217
Form Type	S-4
Submission Type	S-4MEF
Fee Exhibit Type	EX-FILING FEES